IN MOTION TECHNOLOGY Schedule of Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Mar. 03, 2014
Business Acquisition [Line Items]
Goodwill	$ 154,114	$ 156,488	$ 103,966
In Motion Technology [Member]
Business Acquisition [Line Items]
Cash				$ 2,255
Accounts receivable				5,189
Prepaid and other assets				329
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Inventory				1,059
Property and equipment				84
Identifiable intangible assets				13,529
Goodwill				8,697
Total Assets Acquired				31,142
Accounts payable and accrued liabilities				2,817
Deferred revenue				1,772
Deferred income tax				445
Fair value of net assets acquired				$ 26,108